DISPOSAL OF SUBSIDIARIES - Disposal of KAG (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2023
DISPOSAL OF SUBSIDIARIES
Dispositions of value		$ 1,996
Outstanding balance		$ 2,162	$ 2,162
Other Liability, Current, Related Party [Extensible Enumeration]		us-gaap:NonrelatedPartyMember	us-gaap:NonrelatedPartyMember
Series G convertible preferred shares
DISPOSAL OF SUBSIDIARIES
Dispositions of shares issued	12,800
Dispositions of value	$ 1,996
Disposal Group | Kaixin Auto Group ("KAG")
DISPOSAL OF SUBSIDIARIES
Consideration				$ 4,158